SPDR® SERIES TRUST

SPDR Dow Jones REIT ETF

Supplement Dated October 15, 2012

to the

Prospectus and Statement of Additional Information (“SAI”)

Dated October 31, 2011, as supplemented

The information on page 38 of the Prospectus under “Portfolio Management” is hereby deleted in its entirety and replaced with the following information:

INVESTMENT ADVISER

SSgA FM serves as the investment adviser to the Fund. The Tuckerman Group LLC (“Tuckerman” or “Sub-Adviser”), an affiliate of the Adviser, serves as sub-adviser to the Fund, subject to supervision of the Adviser and the Board of Trustees. It is anticipated that after December 31, 2012, Tuckerman will no longer serve as sub-adviser to the Fund and SSgA FM will directly manage the assets of the Fund. To the extent that a reference in this Prospectus refers to the “Adviser,” such reference should also be read to refer to Tuckerman with respect to the Fund through December 31, 2012 where the context requires.

PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund through December 31, 2012 are Amos Rogers III and Sophia Banar.

AMOS ROGERS is Managing Director of Tuckerman. He joined the Sub-Adviser in 2003.

SOPHIA BANAR is a Securities Analyst and an Assistant Portfolio Manager for Tuckerman. She joined the Sub-Adviser in 2006.

The professionals primarily responsible for the day-to-day management of the Fund commencing January 1, 2013 will be Mike Feehily and John Tucker.

MIKE FEEHILY, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1997, moved to State Street Global Markets LLC in 2006 and rejoined the Adviser in 2010.

JOHN TUCKER, CFA, is a Managing Director of the Adviser. He joined the Adviser in 1988.

Accordingly, all other information in the Prospectus and SAI related to Tuckerman will no longer apply after December 31, 2012 and information with respect to the Adviser and Messrs. Feehily and Tucker will thereafter apply to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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